CONTINGENT LIABILITIES AND GUARANTEES PROVIDED	12 Months Ended
Dec. 31, 2022
Commitments And Contingent Liabilities [Abstract]
CONTINGENT LIABILITIES AND GUARANTEES PROVIDED	CONTINGENT LIABILITIES AND GUARANTEES PROVIDED
The Group is subject to several legal claims and proceedings, the ultimate outcome of which is subject to many uncertainties inherent in litigation. These legal claims and proceedings are in various stages, and either individually or in the aggregate, are not likely to have a significant effect on the Group’s financial position or profitability.
The Group issues parent company guarantees on the majority of its leases to secure management and lease agreements and/or funds to convert properties to Selina branded hotels. Due to the application of IFRS 16, all potential lease liabilities have been recognized on the Consolidated Statement of Financial Position. No other material contingent liabilities or off-balance sheet arrangement have been identified. The Group believes the possibility of any outflows related to contingent liabilities is remote.